Pruco Life Insurance Company of New Jersey    Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                               of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                               May 5, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re: Pruco Life of New Jersey Variable Contract Real Property Account (Registration No. 33-20018)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies that:its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 14, except for an extraneous reference in the index of the Pruco Life of New Jersey Variable Appreciable Life Prospectus (Registration No. 2-89780), which is no longer offered for sale; and the text of Post-Effective Amendment No. 14 was filed electronically on April 10, 2001 (Accession No. 0000891554-01-502013).



                             By:        /s/
                                      ------------------------------------
                                      Thomas C. Castano
                                      Assistant General Counsel
                                      Pruco Life Insurance Company of New Jersey

via EDGAR